UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2007

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Gruss & Co. Inc.
Address: 667 Madison Avenue
         New York, NY  10065

13F File Number:  28-05569

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Howard Guberman
Title:     Vice President
Phone:     212-688-1500

Signature, Place, and Date of Signing:

      /s/  Howard Guberman     New York, NY     February 11, 2008

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     45

Form13F Information Table Value Total:     $171,498 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE


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                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
APACHE CORP                    COM              037411105     3549    33000 SH       SOLE                    33000        0        0
ARCHER DANIELS MIDLAND CO      COM              039483102      929    20000 SH       SOLE                    20000        0        0
AUTOLIV INC                    COM              052800109     2121    40234 SH       SOLE                    40234        0        0
BARRICK GOLD CORP              COM              067901108     1388    33002 SH       SOLE                    33002        0        0
BURLINGTON NORTHN SANTA FE C   COM              12189T104     1665    20000 SH       SOLE                    20000        0        0
CAMECO CORP                    COM              13321L108      995    25000 SH       SOLE                    25000        0        0
CANADIAN NAT RES LTD           COM              136385101      695     9500 SH       SOLE                     9500        0        0
CHESAPEAKE ENERGY CORP         COM              165167107     1568    40000 SH       SOLE                    40000        0        0
COMPLETE PRODUCTION SERVICES   COM              20453E109      197    10949 SH       SOLE                    10949        0        0
COMPTON PETE CORP              COM              204940100     1185   128800 SH       SOLE                   128800        0        0
CONSTELLATION BRANDS INC       CL A             21036P108      236    10000 SH       SOLE                    10000        0        0
COVANCE INC                    COM              222816100      433     5001 SH       SOLE                     5001        0        0
DEAN FOODS CO NEW              COM              242370104     2967   114750 SH       SOLE                   114750        0        0
DEVON ENERGY CORP NEW          COM              25179M103     1111    12500 SH       SOLE                    12500        0        0
DU PONT E I DE NEMOURS & CO    COM              263534109     1720    39000 SH       SOLE                    39000        0        0
ENERGY PARTNERS LTD            COM              29270U105      236    20000 SH  CALL SOLE                    20000        0        0
FLEXTRONICS INTL LTD           ORD              Y2573F102      302    25000 SH       SOLE                    25000        0        0
FURMANITE CORPORATION          COM              361086101     1345   114000 SH       SOLE                   114000        0        0
GAP INC DEL                    COM              364760108      798    37500 SH  CALL SOLE                    37500        0        0
GENESEE & WYO INC              CL A             371559105      302    12500 SH       SOLE                    12500        0        0
GLAXOSMITHKLINE PLC            SPONSORED ADR    37733W105    27607   547860 SH       SOLE                   547860        0        0
HALLIBURTON CO                 COM              406216101     9558   252112 SH       SOLE                   252112        0        0
HONEYWELL INTL INC             COM              438516106    29010   471176 SH       SOLE                   471176        0        0
HORNBECK OFFSHORE SVCS INC N   COM              440543106      205     4564 SH       SOLE                     4564        0        0
INTERNATIONAL COAL GRP INC N   COM              45928H106      268    50000 SH       SOLE                    50000        0        0
ISHARES INC                    MSCI HONG KONG   464286871     4300   196100 SH       SOLE                   196100        0        0
ISHARES INC                    MSCI MALAYSIA    464286830     2826   222000 SH       SOLE                   222000        0        0
ISHARES INC                    MSCI SINGAPORE   464286673     4065   294800 SH       SOLE                   294800        0        0
JP MORGAN CHASE & CO           COM              46625H100     5221   119600 SH       SOLE                   119600        0        0
MASSEY ENERGY CORP             COM              576206106     7150   200000 SH  CALL SOLE                   200000        0        0
MOTOROLA INC                   COM              620076109    15726   980400 SH       SOLE                   980400        0        0
MUELLER INDS INC               COM              624756102      290    10000 SH       SOLE                    10000        0        0
OWENS CORNING NEW              COM              690742101      144    80188 SH       SOLE                    80188        0        0
PARK OHIO HLDGS CORP           COM              700666100      236     9400 SH       SOLE                     9400        0        0
PEABODY ENERGY CORP            COM              704549104      616    10000 SH       SOLE                    10000        0        0
POWERSHARES DB CMDTY IDX TRA   UNIT BEN INT     73935S105      316    10000 SH       SOLE                    10000        0        0
POWERSHARES ETF TRUST          WATER RESOURCE   73935X575      642    30000 SH       SOLE                    30000        0        0
PRIDE INTL INC DEL             COM              74153Q102      339    10000 SH       SOLE                    10000        0        0
SASOL LTD                      SPONSORED ADR    803866300      346     7000 SH       SOLE                     7000        0        0
STANLEY WKS                    COM              854616109     2424    50000 SH  PUT  SOLE                    50000        0        0
STREETTRACKS GOLD TR           GOLD SHS         863307104    25975   315000 SH       SOLE                   315000        0        0
SUNCOR ENERGY INC              COM              867229106     2174    20000 SH       SOLE                    20000        0        0
TREEHOUSE FOODS INC            COM              89469A104      703    30600 SH       SOLE                    30600        0        0
UNIT CORP                      COM              909218109      231     5000 SH       SOLE                     5000        0        0
VODAFONE GROUP PLC NEW         SPONS ADR NEW    92857W209     7384   197855 SH       SOLE                   197855        0        0